Equity Based Payments (Details 1) - USD ($)	9 Months Ended		12 Months Ended
	Dec. 31, 2015	Sep. 30, 2015	Mar. 31, 2015	Mar. 31, 2014
Number of Options
Granted (in shares)			35,000
Warrant [Member]
Number of Options
Outstanding at beginning of year (in shares)	942,858		0	0
Granted (in shares)	275,000		942,858	0
Exercised (in shares)	0		0	0
Cancelled (in shares)	0		0	0
Outstanding at end of year (in shares)	1,217,858		942,858	0
Exercisable at end of year (in shares)	1,217,858		942,858	0
Weighted Average Exercise Price
Outstanding at beginning of year (in dollars per share)	$ 0.8		$ 0	$ 0
Granted (in dollars per share)	3		0.800	0
Exercised (in dollars per share)	0		0	0
Cancelled (in dollars per share)	0		0	0
Outstanding at end of year (in dollars per share)	1.29		0.8	0
Exercisable at end of year (in dollars per share)	$ 1.29		$ 0.800	$ 0
Weighted average remaining Contractual Life		2 years 7 months 24 days	2 years 9 months 25 days	0 years
Aggregate Intrinsic Value	$ 1,536,000		$ 1,668,000	$ 0
Non Qualified Stock Options [Member]
Number of Options
Outstanding at beginning of year (in shares)	935,000		28,571	28,571
Granted (in shares)	1,050,250		935,000	28,571
Exercised (in shares)	0		0	0
Cancelled (in shares)	0		(28,571)	(28,571)
Outstanding at end of year (in shares)	1,985,250		935,000	28,571
Exercisable at end of year (in shares)	1,375,542		907,917	28,571
Weighted Average Exercise Price
Outstanding at beginning of year (in dollars per share)	$ 0.1		$ 0.010	$ 0.035
Granted (in dollars per share)	0.1		0.100	0.010
Exercised (in dollars per share)	0		0	0
Cancelled (in dollars per share)	0		0.010	0.035
Outstanding at end of year (in dollars per share)	0.11		0.1	0.010
Exercisable at end of year (in dollars per share)	$ 0.1		$ 0.100	$ 0.010
Weighted average remaining Contractual Life		2 years 8 months 19 days	2 years 8 months 5 days	9 years 11 months 19 days
Aggregate Intrinsic Value	$ 4,784,500		$ 2,258,200	$ 147,783